Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	$ 72,431	$ 67,414	$ 62,932
Inactivated hepatitis vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	20,596	49,416	48,450
Influenza vaccines
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	9,829	12,674	12,131
Enterovirus 71 vaccines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	35,140	0	0
H5N1
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	6,389	3,852	201
Mumps
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	$ 477	$ 1,472	$ 2,150